Loans Payable - Summary of Valuation Assumptions Used to Determine Fair Value of Warrants (Detail) - Black Scholes Pricing Model [member]	12 Months Ended
Apr. 30, 2019 $ / shares
Disclosure Of Valuation Of Warrants [line items]
Stock price	$ 0.17
Exercise price	$ 0.20
Dividend rate	0.00%
Expected Life	3 years
Expected annual volatility	56.00%
Risk-free rate	1.45%